UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Changes in operating assets and liabilities:
Net cash used in operating activities	¥ (52,408)	$ (7,227)	¥ (55,372)	¥ (109,700)	¥ (92,300)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets			(116)
Net cash used in investing activities			(116)
Cash flows from financing activities:
Cash received from borrowings	7,120	982	4,940
Repayments of short-term borrowings	(3,685)	(508)	(7,000)
Net cash (used in)/generated from financing activities	3,435	474	(2,060)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	791	109	380
Net decrease in cash, cash equivalents and restricted cash	(48,182)	(6,644)	(57,168)
Cash, cash equivalents and restricted cash at beginning of the period	76,843	10,597	97,298	97,298
Including :
Cash and cash equivalents at the beginning of the period	69,895	9,639	63,461	63,461
Restricted cash at the beginning of the period	6,948	958	33,837	33,837
Cash, cash equivalents and restricted cash at end of the period	28,661	3,953	40,130	76,843	97,298
Including :
Cash and cash equivalents at the end of the period	21,900	3,026	32,184	69,895	63,461
Restricted cash at the end of the period	6,720	927	7,946	¥ 6,948	¥ 33,837
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(84)	(12)	(91)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 2,813	$ 388	¥ 9,285